Advanced Series Trust
Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

January 31, 2 014

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Registration Statement on Form N-1A of Advanced Series Trust

(Securities Act File No. 33-24962 and Investment Company Act File No. 811-5186)
Post-Effective Amendment No. 120 to the Registration Statement under the Securities Act of 1933 and Amendment No. 122 to the Registration Statement under the Investment Company Act of 1940

Ladies and Gentlemen:

On behalf of Advanced Series Trust (the Registrant), pursuant to the Securities Act of 1933 (the 1933 Act) and the Investment Company Act of 1940 (the 1940 Act), transmitted herewith for filing with the Securities and Exchange Commission (the Commission) is Post-Effective Amendment No. 120 to the Registration Statement under the 1933 Act and Amendment No. 122 to the Registration Statement under the 1940 Act (the Amendment).  The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act. The Amendment is being filed for the purpose of adding the AST BlackRock Multi-Asset Income Portfolio, the AST FQ Absolute Return Currency Portfolio, the AST Franklin Templeton K2 Global Absolute Return Portfolio, the AST Goldman Sachs Global Growth Allocation Portfolio, the AST Goldman Sachs Strategic Income Portfolio, the AST Jennison Global Infrastructure Portfolio, the AST Legg Mason Diversified Growth Portfolio, the AST Managed Equity Portfolio, the AST Managed Fixed-Income Portfolio, the AST Prudential Flexible Multi-Strategy Portfolio, and the AST T. Rowe Price Diversified Real Growth Portfolio (collectively, the New AST Portfolios) as new series of the Registrant. The Registrant has designated the effective date as the 75th day after the filing of the Amendment (i.e., April 16, 2014).

Except for the disclosure relating to the new subadvisory arrangements and the new investment strategies for each of the New AST Portfolios, the Amendment is not intended to amend the Registrant’s current prospectuses, dated April 29, 2013, as amended June 28, 2013 (the Current Prospectus), or the Registrant’s current statement of additional information, dated April 29, 2013, as amended June 28, 2013 (the Current Statement of Additional Information).

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The Registrant acknowledges that (i) the Registrant is responsible for the adequacy and accuracy of the disclosure in the Amendment; (ii) Commission staff comments or changes to disclosure in the Amendment in response to Commission staff comments do not foreclose the Commission from taking any action with respect to the Amendment; and (iii) the Registrant may not assert Commission staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States..

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Should you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Commission Staff’s review, please contact me at 973-367-1495.  Thank you for your assistance in this matter.

Respectfully submitted,

/s/ Kathleen DeNicholas

Kathleen DeNicholas

Assistant Secretary